Financial Revenue and Expenses	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial Revenue and Expenses

Note 18: Financial Revenue and Expenses

The financial income and expenses are broken down as follows:

	Year ended December 31,
	2016	2017	2018
	(Amounts in thousands of Euros)
Financial revenues	1,646	616	493
Financial expenses	(145)	(3,325)	(351)

Total	1,500	(2,709)	141

The financial income mainly includes unrealized exchange effect of U.S.-dollar-denominated intercompany advances and capital gains on the disposals of investment securities. The foreign exchange losses and the expenses related to the accretion of the OSEO and BpiFrance advances are classified as financial expenses in the Consolidated Statements of (Loss).